Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Inventories, recognized as expense	kr 34,817	kr 56,275
Inventories, at net realisable value	2,094	3,329
Write downs Reversals of Inventories	kr 1,461	kr 2,004